Pension and Other Postretirement Employee Benefit Plans	3 Months Ended
Mar. 31, 2011
Pension and Other Postretirement Employee Benefit Plans [Abstract]
PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFIT PLANS
NOTE 8 — PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFIT PLANS
For a discussion of JPMorgan Chase’s pension and other postretirement employee benefit (“OPEB”) plans, see Note 9 on pages 201–210 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the components of net periodic benefit cost reported in the Consolidated Statements of Income for the Firm’s U.S. and non-U.S. defined benefit pension, defined contribution and OPEB plans.

	Pension plans
	U.S.		Non-U.S.		OPEB plans
Three months ended March 31, (in millions)	2011	2010	2011	2010	2011	2010

Components of net periodic benefit cost
Benefits earned during the period	$62	$58	$9	$7	$—	$—
Interest cost on benefit obligations	113	117	33	(14)	13	15
Expected return on plan assets	(198)	(186)	(36)	13	(22)	(24)
Amortization:
Net loss	41	56	12	14	—	—
Prior service cost/(credit)	(10)	(11)	—	—	(2)	(3)

Net periodic defined benefit cost	8	34	18	20	(11)	(12)
Other defined benefit pension plans(a)	7	4	4	4	NA	NA

Total defined benefit plans	15	38	22	24	(11)	(12)
Total defined contribution plans	78	63	78	65	NA	NA

Total pension and OPEB cost included in compensation expense	$93	$101	$100	$89	$(11)	$(12)

(a)	Includes various defined benefit pension plans which are individually immaterial.
The fair values of plan assets for the U.S. defined benefit pension and OPEB plans and for the material non-U.S. defined benefit pension plans were $12.5 billion and $2.8 billion, respectively, as of March 31, 2011, and $12.2 billion and $2.6 billion, respectively, as of December 31, 2010. See Note 20 on page 155 of this Form 10-Q for further information on unrecognized amounts (i.e., net loss and prior service costs/(credit)) reflected in AOCI for the three-month periods ended March 31, 2011 and 2010.
The amount of potential 2011 contributions to the U.S. qualified defined benefit pension plans, if any, is not determinable at this time. For the full year 2011, the cost of funding benefits under the Firm’s U.S. non-qualified defined benefit pension plans is expected to total $42 million. The 2011 contributions to the non-U.S. defined benefit pension and OPEB plans are expected to be $166 million and $2 million, respectively.